Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.0%
1,473,442	Invesco Senior Loan ETF	$ 30,146,623	3 .1
278,951	iShares 1-3 Year Treasury Bond ETF	24,176,683	2 .5
665,796	Schwab U.S. TIPS ETF	38,289,928	3 .9
207,288	Vanguard Real Estate ETF	14,479,067	1 .5

	Total Exchange-Traded Funds
	(Cost $111,176,573)	107,092,301	11 .0

MUTUAL FUNDS: 88.3%
	Affiliated Investment Companies: 88.3%
3,495,610	Voya Emerging Markets Index Portfolio - Class P2	32,893,692	3 .4
1,065,384	Voya High Yield Bond Fund - Class R6	7,478,993	0 .8
16,133,395	Voya International Index Portfolio - Class P2	132,777,842	13 .7
2,357,860	Voya Russell Mid Cap Index Portfolio - Class P2	23,649,335	2 .4
1,904,266	Voya Russell Small Cap Index Portfolio - Class P2	19,080,750	2 .0
26,140,246	Voya U.S. Bond Index Portfolio - Class P2	292,509,348	30 .1
25,411,120	Voya U.S. Stock Index Portfolio - Class P2	348,132,348	35 .9

	Total Mutual Funds
	(Cost $926,779,227)	856,522,308	88 .3

	Total Investments in Securities (Cost $1,037,955,800)	$ 963,614,609	99 .3
	Assets in Excess of Other Liabilities	6,563,819	0 .7
	Net Assets	$ 970,178,428	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 107,092,301	$ –	$ –	$ 107,092,301
Mutual Funds	856,522,308	–	–	856,522,308
Total Investments, at fair value	$ 963,614,609	$ –	$ –	$ 963,614,609
Other Financial Instruments+
Futures	4,070,098	–	–	4,070,098
Total Assets	$ 967,684,707	$ –	$ –	$ 967,684,707

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Liabilities Table
Other Financial Instruments+
Futures	$ (2,543,631)	$ –	$ –	$ (2,543,631)
Total Liabilities	$ (2,543,631)	$ –	$ –	$ (2,543,631)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$40,074,360	$3,746,572	$(1,195,239)	$(9,732,001)	$32,893,692	$-	$(81,741)	$-
Voya High Yield Bond Fund - Class R6	-	7,047,886	(32,183)	463,290	7,478,993	13,332	(300)	-
Voya International Index Portfolio - Class P2	155,272,833	18,679,900	(4,088,851)	(37,086,040)	132,777,842	-	(487,304)	-
Voya Russell Mid Cap Index Portfolio - Class P2	27,725,001	4,697,782	(1,203,148)	(7,570,300)	23,649,335	-	(257,325)	-
Voya Russell Small Cap Index Portfolio - Class P2	22,340,041	4,645,077	(1,004,847)	(6,899,521)	19,080,750	-	(250,905)	-
Voya U.S. Bond Index Portfolio - Class P2	322,460,999	18,915,564	(54,594,503)	5,727,288	292,509,348	2,338,754	2,847,979	-
Voya U.S. Stock Index Portfolio - Class P2	407,912,731	43,864,816	(20,433,800)	(83,211,399)	348,132,348	(0)	1,393,104	-
	$975,785,965	$101,597,597	$(82,552,571)	$(138,308,683)	$856,522,308	$2,352,086	$3,163,508	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	166	06/19/20	$ 9,525,080	$ 1,207,042
S&P 500® E-Mini	148	06/19/20	19,015,780	1,126,598
U.S. Treasury Ultra Long Bond	88	06/19/20	19,525,000	1,736,458
			$ 48,065,860	$ 4,070,098
Short Contracts:
Mini MSCI EAFE Index	(244)	06/19/20	(19,023,460)	(1,473,019)
U.S. Treasury 10-Year Note	(211)	06/19/20	(29,263,063)	(1,070,612)
			$ (48,286,523)	$ (2,543,631)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,047,856,654.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 22,619,283
Gross Unrealized Depreciation	(105,334,861)
Net Unrealized Depreciation	$(82,715,578)